UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value

COMMON STOCK 99.0%
AUSTRALIA 11.7%
DIVERSIFIED 4.7%
GPT Group	21,271,507	$96,263,889
Mirvac Group	7,312,395	35,363,164
Stockland	9,761,794	77,959,153
		209,586,206
INDUSTRIAL 1.0%
Macquarie Goodman Group	7,562,657	46,371,102

OFFICE 2.4%
Commonwealth Property Office Fund	29,785,309	44,005,941
ING Office Fund	19,674,116	31,074,933
Tishman Speyer Office Fund	15,036,994	29,354,769
		104,435,643
SHOPPING CENTER 3.6%
CFS Gandel Retail Trust	25,943,705	55,020,542
Westfield Group	5,336,599	102,758,859
		157,779,401
TOTAL AUSTRALIA		518,172,352

AUSTRIA 0.7%
DIVERSIFIED 0.7%
CA Immobilien Anlagen AG(a)	1,192,573	31,613,208

CANADA 1.2%
OFFICE 1.2%
Brookfield Properties Corp.	2,153,574	53,623,993

FINLAND 1.5%
DIVERSIFIED 1.5%
Citycon Oyj	3,406,511	21,713,085
Sponda Oyj	3,156,534	43,885,323
		65,598,408

	Number
	of Shares	Value

FRANCE 8.1%
DIVERSIFIED 8.1%
Fonciere des Regions	356,299	$52,208,704
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)	133,703	22,472,358
Unibail-Rodamco	1,102,415	283,782,620
		358,463,682
GERMANY 1.8%
APARTMENT 0.5%
Patrizia Immobilien AG	1,368,407	20,956,747

DIVERSIFIED 0.0%
IVG Immobilien AG	35,883	1,337,515

OFFICE 1.3%
Alstria Office AG(a)	1,508,674	27,966,812
Eurocastle Investment Ltd.	796,821	27,576,222
		55,543,034
TOTAL GERMANY		77,837,296

HONG KONG 21.5%
DIVERSIFIED 15.7%
Cheung Kong Holdings Ltd.	11,830,542	194,795,291
Chinese Estates Holdings Ltd.	13,159,000	21,125,224
Great Eagle Holdings Ltd.	20,162,626	76,512,599
Henderson Land Development Company Ltd.	13,106,598	103,941,003
Hysan Development Company Ltd.	31,194,190	86,473,857
Kerry Properties Ltd.	3,979,231	30,661,247
Sino Land Co., Ltd.	5,764,378	14,340,780
Sino-Ocean Land Holdings Ltd.(a)	2,507,438	3,548,025
Sun Hung Kai Properties Ltd.	5,783,882	97,466,319

	Number
	of Shares	Value

Wharf Holdings Ltd.	13,190,014	$64,984,215
		693,848,560
HOTEL 1.7%
Shangri-La Asia Ltd.	22,068,168	74,375,760

OFFICE 2.9%
Hongkong Land Holdings Ltd. (USD)	28,152,071	127,247,361

REAL ESTATE OPERATIONS/DEVELOPMENT 1.2%
Country Garden Holdings Co.(a)	16,967,333	28,854,189
KWG Property Holding Ltd.(a)	13,918,000	25,566,359
		54,420,548
TOTAL HONG KONG		949,892,229

ITALY 1.6%
OFFICE 1.2%
Beni Stabili S.p.A.	41,464,671	51,972,225

SHOPPING CENTER 0.4%
Immobiliare Grande Distribuzione	5,032,830	19,735,547
TOTAL ITALY		71,707,772

JAPAN 22.9%
DIVERSIFIED 3.4%
Heiwa Real Estate Co., Ltd.	5,240,500	36,224,760
Kenedix Realty Investment Corp. (Note 2)	10,033	69,876,812
Sumitomo Realty & Development Co., Ltd.	632,000	22,228,529
Tokyo Tatemono Co., Ltd.	1,787,000	22,791,581
		151,121,682
OFFICE 17.0%
DA Office Investment Corp.	5,770	37,875,593
Daibiru Corp.	928,800	11,692,376
Mitsubishi Estate Co., Ltd.	11,594,400	332,090,506
Mitsui Fudosan Co., Ltd.	12,095,000	335,899,099
Mori Hills REIT Investment Corp.	9	75,219
Nomura Real Estate Office Fund	28	288,217

	Number
	of Shares	Value

NTT Urban Development Corp.	16,900	$35,016,759
		752,937,769
RESIDENTIAL—APARTMENT 0.2%
New City Residence Investment Corp.	1,538	8,435,468

SHOPPING CENTER 2.3%
AEON Mall Co., Ltd.	3,298,300	100,788,169
TOTAL JAPAN		1,013,283,088

NETHERLANDS 2.8%
DIVERSIFIED 0.5%
Eurocommercial Properties NV	397,823	22,123,748

INDUSTRIAL 0.6%
ProLogis European Properties	1,577,857	26,661,846

OFFICE 0.4%
VastNed Offices/Industrial NV	561,634	17,755,107

SHOPPING CENTER 1.3%
Corio NV	658,132	56,213,942
TOTAL NETHERLANDS		122,754,643

NORWAY 1.2%
OFFICE 1.2%
Norwegian Property ASA	4,389,692	52,924,643

SINGAPORE 2.0%
DIVERSIFIED 1.3%
Keppel Land Ltd.	6,249,000	34,915,315
Singapore Land Ltd.	2,985,000	20,496,129
		55,411,444
OFFICE 0.7%
CapitaCommercial Trust	16,795,000	32,108,919
TOTAL SINGAPORE		87,520,363

	Number of Shares	Value

SWEDEN 1.9%
DIVERSIFIED 1.9%
Castellum AB	4,761,149	$59,291,787
Fabege AB	1,927,745	22,959,673
		82,251,460
UNITED KINGDOM 20.1%
DIVERSIFIED 12.4%
British Land Co., PLC	7,501,968	179,890,427
Hammerson PLC	3,897,294	93,453,595
Helical Bar PLC	2,696,346	25,197,613
Land Securities Group PLC	7,241,478	249,205,969
		547,747,604
INDUSTRIAL 2.4%
Brixton PLC	4,469,493	33,126,220
Segro PLC	7,273,413	74,332,540
		107,458,760
OFFICE 4.6%
Derwent London PLC	4,043,831	138,666,720
Great Portland Estates PLC	5,054,747	61,793,468
		200,460,188
SELF STORAGE 0.7%
Safestore Holdings Ltd.	8,491,821	32,012,055
TOTAL UNITED KINGDOM		887,678,607
TOTAL COMMON STOCK (Identified cost—$4,014,587,125)		4,373,321,744

RIGHTS 0.0%
FINLAND
Citycon Oyj, expire 10/03/07(a),(b)
TOTAL RIGHTS (Identified cost—$0)	3,406,511	603,789

		Principal Amount	Value

COMMERCIAL PAPER 0.4%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$16,150,000)		$16,150,000	$16,150,000

TOTAL INVESTMENTS (Identified cost—$4,030,737,125)	99.4%		4,390,075,533

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6%		26,804,114

NET ASSETS	100.0%		$4,416,879,647

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

(b) Fair valued security. Aggregate holdings equal 0.0% of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange (NYSE) but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund’s Board of Directors.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Investments in affiliates: An affiliate company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions and period end holdings with such companies during the nine months ended September 30, 2007 were as follows:

Issuer	Shares Held	Value	Change in Unrealized Appreciation	Dividend Income	Realized Loss
Kenedix Realty Investment Corp.	10,033	$69,876,812	$2,763,990	$821,987	$(1,175,543)

During the nine months ended September 30, 2007, the fund purchased Kenedix Realty Investment Corp. in the aggregate amount of $57,916,283 and sold in the aggregate amount of $11,913,983.

Note 3. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation were as follows:

Cost for federal income tax purposes	$4,030,737,125

Gross unrealized appreciation	$542,312,376
Gross unrealized depreciation	(182,973,968)
Net unrealized appreciation	$359,338,408

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name: James Giallanza
		Title: President and principal	Title: Treasurer and principal
		executive officer	financial officer

Date: November 29, 2007